Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-derivatives
Convertible Notes	$ 324,395	$ 323,528
Liabilities to credit institutions		210,678
Trade payables	60,152	64,368
Total non-derivatives	851,527	956,220
Derivatives
Foreign currency forward contracts- inflows	(5,902)
Foreign currency forward contracts- outflows	5,930
Total derivatives	28
Carrying Amount
Non-derivatives
Lease liabilities	45,083	89,002
Convertible Notes	324,395	323,528
Liabilities to credit institutions	121,973	120,305
Trade payables	60,152	64,368
Total non-derivatives	551,603	597,203
Derivatives
Total derivatives	2
Total Undiscounted Cash Flows
Non-derivatives
Lease liabilities	57,106	134,332
Convertible Notes	546,842	546,842
Liabilities to credit institutions	187,427
Trade payables	60,152	64,368
Less than 3 Months
Non-derivatives
Lease liabilities	3,441	4,208
Liabilities to credit institutions	5,142	5,503
Trade payables	60,152	64,368
Total non-derivatives	68,735	74,079
Derivatives
Foreign currency forward contracts- inflows	(3,541)
Foreign currency forward contracts- outflows	3,552
Total derivatives	11
Between 3 Months and 1 Year
Non-derivatives
Lease liabilities	10,324	12,625
Liabilities to credit institutions	13,624	14,617
Total non-derivatives	23,948	27,242
Derivatives
Foreign currency forward contracts- inflows	(2,361)
Foreign currency forward contracts- outflows	2,378
Total derivatives	17
Between 1 and 2 Years
Non-derivatives
Lease liabilities	11,303	15,892
Liabilities to credit institutions	16,684	19,262
Total non-derivatives	27,987	35,154
Between 2 and 5 Years
Non-derivatives
Lease liabilities	17,654	35,121
Convertible Notes	546,842	546,842
Liabilities to credit institutions	151,977	171,296
Total non-derivatives	716,473	753,259
After 5 Years
Non-derivatives
Lease liabilities	14,384	66,486
Total non-derivatives	$ 14,384	$ 66,486